Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments Under Operating Leases

At June 30, 2017, future minimum lease payments required under the operating leases are approximately as follows:

2017	$135,000
2018	103,000
2019	78,000
2020	77,000
2021	64,000
Thereafter	-
Total	$457,000

At December 31, 2016, future minimum lease payments required under the operating leases are approximately as follows:

For year ending December 31st:

2017	$297,000
2018	272,000
2019	278,000
2020	240,000
Total	$1,087,000